Equity settled share-based payments - Option activities during years ended June 30, 2021, 2022 and 2023 (Details) - Share option	12 Months Ended
	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, outstanding at the beginning	8,918,492	12,400,836	11,014,000
Number of options, granted			4,703,500
Number of options, exercised	(1,376,096)	(1,783,180)	(747,664)
Number of options, forfeited	(1,841,000)	(1,699,164)	(2,569,000)
Number of options, outstanding at the end	5,701,396	8,918,492	12,400,836
Number of options, exercisable at the end	2,114,496	1,888,574	1,128,336
Number of options, non-vested at the end | shares	3,586,900	7,029,918	11,272,500
Weighted-average exercise price, outstanding at the beginning (in dollars per share)	$ 0.036	$ 0.036	$ 0.036
Weighted-average exercise price, granted (in dollars per share)			0.036
Weighted-average exercise price, exercised (in dollars per share)	0.035	0.036	0.036
Weighted-average exercise price, forfeited (in dollars per share)	0.036	0.036	0.036
Weighted-average exercise price, outstanding at the end (in dollars per share)	0.036	0.036	0.036
Weighted-average exercise price, exercisable at the end (in dollars per share)	0.036	0.036	0.036
Weighted-average exercise price, non-vested at the end (in dollars per share)	0.036	0.036	0.036
Weighted-average grant date fair value, outstanding at the beginning (in dollars per share)	3.67	3.71	3.08
Weighted-average grant date fair value, granted (in dollars per share)			4.89
Weighted-average grant date fair value, exercised (in dollars per share)	3.90	3.64	3.08
Weighted-average grant date fair value, forfeited (in dollars per share)	3.33	4.01	3.10
Weighted-average grant date fair value, outstanding at the end (in dollars per share)	3.72	3.67	3.71
Weighted-average grant date fair value, exercisable at the end (in dollars per share)	3.36	3.39	3.08
Weighted-average grant date fair value, non-vested at the end (in dollars per share)	$ 3.94	$ 3.74	$ 3.78